Note 12 - Share-based Payments - Share-based Payments and Share-based Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Cash-settled share-based payment expense	$ 609	$ 477	$ 1,413
Equity-settled share-based payment expense	484	(0)	(0)
Restricted and performance share units [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense	609	515	1,299
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense	417	0	0
Cash-settled awards [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense	0	(38)	114
Share option programs [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense	$ 67	$ 0	$ 0